Fair Value Measurements - Schedule of Valuation of Subscription Shares (Details)	Dec. 05, 2024 USD ($)
Schedule of Valuation of Subscription Shares [Abstract]
Market price (in Dollars)	$ 11.92
Discount for Lack of Marketability	8.00%
Discount for Probability of Liquidation	50.00%
Discount for Expected Forfeiture	20.00%